Deposits	12 Months Ended
Mar. 31, 2015
Deposits

15. Deposits

Deposits at March 31, 2014 and 2015 consist of the following:

	Millions of yen
	2014	2015
Time deposits	¥981,182	¥1,028,977
Other deposits	225,231	258,403

Total	¥1,206,413	¥1,287,380

The balances of time deposits and certificates of deposit issued in amounts of ¥10 million or more were ¥619,738 million and ¥617,235 million at March 31, 2014 and 2015, respectively.

The maturity schedule of time deposits at March 31, 2015 is as follows:

Years ending March 31,	Millions of yen
2016	¥640,888
2017	136,744
2018	137,789
2019	56,605
2020	56,951

Total	¥1,028,977